Putnam
Classic Equity
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam Classic Equity Fund's recently concluded fiscal year coincided with one of the more anxiety-driven times in recent memory. Uncertainties generated by the Federal Reserve Board's interest-rate policy, the slowing pace of the economy, and the aftermath of the presidential election have all contributed to the general sense of unease.

Your fund's performance reflects this uncertainty to some extent. However, in this type of market environment, investors are increasingly gravitating toward stocks of established companies with the potential for positive change -- precisely the kind of stocks that exemplify your fund's portfolio. The fund has already begun to benefit from this trend.

We are pleased to announce that Coleman N. Lannum has joined Deborah Kuenstner on your fund's management team. Coleman joined Putnam in 1997 as an analyst in the Global Equity Research Group and more recently has been a portfolio manager in the Global Value Equity Group. He has 13 years of investment experience. We are confident that the investments Deborah and Coleman have chosen will enable the fund to benefit as a calmer environment emerges in fiscal 2001.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 17, 2001

REPORT FROM FUND MANAGEMENT

Deborah F. Kuenstner
Coleman N. Lannum

After a discouraging start to the fiscal year, market conditions were generally more favorable for Putnam Classic Equity Fund's value strategy in the second half of the year, which ended November 30, 2000. What had been a protracted period of growth investing, driven by the momentum of dot-com, technology, and telecommunications stocks, gave way to a more broad-based, value-oriented market following a severe correction in early March. The economy showed signs of slowing under the burden of interest rate increases that the Federal Reserve Board imposed to combat inflationary pressures. Investors seeking to limit their investment losses rotated assets into defensive market sectors, including financials, health care, and utilities. Within this transitional market environment, your fund produced returns consistent with its long-term objective of outperforming the S&P 500 Index over a full market cycle.

Total return for 12 months ended 11/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   0.12%  -5.63%   -0.59%  -5.08%   -0.63%  -1.52%   -0.35%  -3.81%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* FUND SEEKS VALUE IN ALL SECTORS

Earlier this year your fund refined its investment strategy and adopted a relative value approach to stock selection. In recognition of the fact that value opportunities exist in all market sectors, we seek the most undervalued stocks within each industry sector. More restrictive value approaches -- which compare a stock's price/earnings (P/E) ratio to that of the overall market and select only those stocks with the lowest P/Es -- often suffer from a sector bias. Since the market assigns increasingly higher P/E ratios to companies in faster-growing sectors, portfolios limited to low P/E stocks tend to emphasize slow-growing sectors. This bias can result in a less diversified portfolio and weaker fund performance.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking               13.7%

Pharmaceuticals        9.7%

Oil & gas              7.3%

Electric utilities     6.1%

Regional Bells         5.7%

Footnote reads:
*Based on net assets as of 11/30/00. Holdings will vary over time.

Your fund's relative value strategy allows for a diversified portfolio with holdings from all industry sectors. In addition, our selections emphasize attractively priced stocks of large, established companies that are leaders in their industries. We favor companies that are actively engaged in enhancing shareholder value by restructuring, shedding unprofitable businesses, embracing new technology, increasing efficiency, reducing costs, and introducing new products and services.

* QUALITY HOLDINGS SPURRED FUND RESULTS

During a period now referred to as the "technology bubble," the market assigned unusually high valuations to promising technology stocks and at the same time punished many high-quality, blue-chip non-tech companies with unfairly low valuations. Your fund took full advantage of opportunities to buy stocks of prestigious companies at substantial discounts to their fair value and, in so doing upgraded the quality of the portfolio. Over the course of the year, several of those stock selections produced excellent returns.

Our investment in Johnson & Johnson (J&J), a premier manufacturer of personal and health-care products, made an important contribution to fund performance. J&J makes some of the best-known brands in its sector, including Band-Aid bandages, Neutrogena skin-care products, Tylenol pain-relief products, and Acuvue contact lenses. Your fund purchased shares at a time when unfavorable news regarding one of J&J's pharmaceutical products caused its stock valuation to plummet to a ten-year relative low. We recognized the company's otherwise strong fundamentals, believed that its problems would be short-lived, and purchased a significant position in the company. Our confidence in the company's ability to turn around its misfortune proved well-placed. The stock rallied considerably on its own merits and benefited again from a broad-based rally in health-care stocks that resulted from a transfer of assets out of the technology sector. Shareholders were rewarded further as the company exceeded earnings expectations in the first, second, and third quarters of 2000.


". . . the prospects for value strategies look good relative to the broader market. Valuations are not particularly stretched, and many of the companies in our universe will benefit from an easing in Fed policy, which we expect in the first half of next year."

-- Deborah F. Kuenstner, co-manager, Putnam Classic Equity Fund


Your fund also had success with shares of CVS Corp. (CVS), a popular drugstore retail chain that operates 4,100 stores in 29 states throughout the United States. CVS derives most of its revenue from the stores' pharmacy operations. It also markets as many as 1,500 products under the CVS private-label brand. Along with many others, the company suffered simply for having comparatively slower-growth prospects in an overly glamorized, technology-driven market. Despite its effective management, strong branding, and market leadership, analysts imputed virtually no growth to the company. As a result, the stock's valuation slipped well below its fair value. Later, when investors shifted assets into stocks of safer, proven companies with demonstrable earnings and profits, shares of CVS rebounded considerably. Like Johnson & Johnson, CVS exceeded earnings expectations, boosting our investment even further.

SBC Communications Inc., a third strong contributor to fund performance, is one of only three remaining firms spawned by the breakup of Ma Bell in 1984. Its subsidiaries include Southwestern Bell, PacificTelesis, Nevada Bell, and Ameritech. SBC has built upon its core business of providing local phone service to nearly 34 million customers and the company is now branching out into long-distance telephone service, high-speed Internet digital subscriber lines (DSL), and wireless communications. In addition, SBC is the largest non-European telecom provider in Europe. The stock's valuation has been low, perhaps because the company was viewed as a slow-growth company in a regulated industry. In fact, SBC has one of the strongest wireless franchises in the country, is rolling out long-distance service in key states, and is taking market share from rivals AT&T and Worldcom. We feel that the management of SBC is committed to improving returns on capital.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

SBC Communications, Inc.
Regional Bells

ExxonMobil Corp.
Oil and gas

General Electric Co.
Conglomerates

Microsoft Corp.
Software

Fannie Mae
Financial

Bristol-Myers Squibb Co.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

Coca-Cola Company
Beverage

Tyco International, Ltd.
Conglomerate

Pharmacia Corp.
Pharmaceuticals

Footnote reads:
These holdings represent 25.8% of the fund's net assets as of 11/30/00. Portfolio holdings will vary over time.


* FUND WELL POSITIONED FOR HARD OR SOFT LANDING

Currently, the market favors stocks of companies that have demonstrated an ability to produce earnings and profits consistently. A company's ability to meet this objective depends in large measure on the effectiveness of its management. While this always has been true, strong management is perhaps even more crucial in an environment where rapid technological innovation is changing the ways many businesses must operate to remain competitive. Within the parameters of its value-oriented investment strategy, your fund emphasizes high-quality companies that we believe possess the managerial vitality to improve shareholder value in all market conditions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Classic Equity Fund is designed for investors seeking primarily capital growth but also current income potential through common stocks.


TOTAL RETURN FOR PERIODS ENDED 11/30/00

                     Class A         Class B         Class C         Class M
(inception dates)   (1/5/95)        (1/5/95)        (2/1/99)        (1/5/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year            0.12%  -5.63%  -0.59%  -5.08%  -0.63%  -1.52%  -0.35%  -3.81%
------------------------------------------------------------------------------
5 years          75.78   65.69   69.18   67.18   69.45   69.45   71.34   65.31
Annual average   11.94   10.63   11.09   10.83   11.12   11.12   11.37   10.58
------------------------------------------------------------------------------
Life of fund    129.58  116.40  119.46  118.46  119.84  119.84  122.81  115.00
Annual average   15.13   13.98   14.25   14.16   14.28   14.28   14.54   13.85
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/00

                                                 S&P 500            Consumer
                                                  Index           price index
-----------------------------------------------------------------------------
1 year                                            -4.22%              3.44%
-----------------------------------------------------------------------------
5 years                                          135.29              13.26
Annual average                                    18.66               2.52
-----------------------------------------------------------------------------
Life of fund                                     217.60              15.98
Annual average                                    21.57               2.54
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/5/95

               Fund's class A     S&P 500      Consumer price
Date           shares at POP       Index           index

1/5/95             9,425          10,000          10,000
11/30/95          12,311          13,498          10,240
11/30/96          15,383          17,259          10,566
11/30/97          18,811          22,180          10,766
11/30/98          20,874          27,428          10,932
11/30/99          21,614          33,159          11,212
11/30/00         $21,640         $31,760         $11,598

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $21,946 ($21,846 at CDSC); a $10,000 investment in the fund's class C shares would have been valued at $21,984, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,281 ($21,500 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 11/30/00

                        Class A     Class B    Class C     Class M
----------------------------------------------------------------------
Distributions (number)     4           4          4           4
----------------------------------------------------------------------
Income                  $0.117      $0.022     $0.027       $0.052
----------------------------------------------------------------------
Capital gains
  Long-term              0.864       0.864      0.864        0.864
----------------------------------------------------------------------
  Short-term             0.461       0.461      0.461        0.461
----------------------------------------------------------------------
  Total                 $1.442      $1.347     $1.352       $1.377
----------------------------------------------------------------------
Share value:          NAV     POP     NAV        NAV      NAV     POP
----------------------------------------------------------------------
11/30/99            $13.95  $14.80  $13.82     $13.91   $13.87  $14.37
----------------------------------------------------------------------
11/30/00             12.52   13.28   12.40      12.48    12.45   12.90
----------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------
Current dividend
rate 1                0.80%   0.75%   0.06%      0.06%    0.29%   0.28%
----------------------------------------------------------------------
Current 30-day SEC
yield 2               1.06    0.99    0.30       0.30     0.55    0.53
----------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (1/5/95)        (1/5/95)        (2/1/99)        (1/5/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year            6.12%  -0.02%   5.26%   0.26%   5.35%   4.35%   5.57%   1.85%
------------------------------------------------------------------------------
5 years          78.95   68.72   72.19   70.19   72.58   72.58   74.39   68.35
Annual average   12.34   11.03   11.48   11.22   11.53   11.53   11.76   10.98
------------------------------------------------------------------------------
Annual average  138.85  125.14  128.13  127.13  128.64  128.64  131.71  123.58
(life of fund)   15.65   14.51   14.76   14.68   14.80   14.80   15.06   14.38
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard and Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Classic Equity Fund

We have audited the accompanying statement of assets and liabilities of Putnam Classic Equity Fund (formerly Putnam Growth and Income Fund II), including the fund's portfolio, as of November 30, 2000, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended November 30, 1998 were audited by other auditors whose report dated January 12, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Classic Equity Fund as of November 30, 2000, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                                 KPMG  LLP
Boston, Massachusetts
January 2, 2001



THE FUND'S PORTFOLIO
November 30, 2000

COMMON STOCKS (96.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (0.8%)
-------------------------------------------------------------------------------------------------------------------
            181,500 Boeing Co.                                                                        $  12,534,844
             84,550 United Technologies Corp.                                                             5,987,197
                                                                                                      -------------
                                                                                                         18,522,041

Banking (13.7%)
-------------------------------------------------------------------------------------------------------------------
            996,100 Bank of America Corp.                                                                39,781,744
            278,000 Bank of New York Company, Inc.                                                       15,342,125
            832,394 Bank One Corp.                                                                       29,810,110
          1,189,997 Charter One Financial, Inc.                                                          28,559,928
            235,100 Chase Manhattan Corp.                                                                 8,669,313
            533,955 Comerica, Inc.                                                                       27,799,032
            232,600 First Union Corp.                                                                     5,844,075
          1,214,100 Firstar Corp.                                                                        23,523,188
            870,141 FleetBoston Financial Corp.                                                          32,630,288
            548,465 PNC Financial Services Group                                                         36,472,923
            824,765 Wells Fargo Co.                                                                      39,124,790
            520,100 Zions Bancorp                                                                        28,410,463
                                                                                                      -------------
                                                                                                        315,967,979

Beverage (4.4%)
-------------------------------------------------------------------------------------------------------------------
            786,900 Coca-Cola Co.                                                                        49,279,613
            657,300 Coca-Cola Enterprises, Inc.                                                          14,419,519
            801,915 PepsiCo, Inc.                                                                        36,386,893
                                                                                                      -------------
                                                                                                        100,086,025

Broadcasting (0.7%)
-------------------------------------------------------------------------------------------------------------------
            298,500 Clear Channel Communications, Inc. (NON)                                             15,074,250

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------------
            335,100 Adelphia Communications Corp. (NON)                                                   9,319,969

Chemicals (2.2%)
-------------------------------------------------------------------------------------------------------------------
            307,300 Avery Dennison Corp.                                                                 16,901,500
            629,500 Dow Chemical Co.                                                                     19,239,094
            318,715 du Pont (E.I.) de Nemours & Co., Ltd.                                                13,485,628
                                                                                                      -------------
                                                                                                         49,626,222

Communications Equipment (0.8%)
-------------------------------------------------------------------------------------------------------------------
            485,200 Nortel Networks Corp. (Canada)                                                       18,316,300

Computers (4.0%)
-------------------------------------------------------------------------------------------------------------------
          1,032,500 Dell Computer Corp. (NON)                                                            19,875,625
            378,500 IBM Corp.                                                                            35,389,750
            376,300 Lexmark International Group, Inc. Class A (NON)                                      17,309,800
          1,699,700 Parametric Technology Corp. (NON)                                                    18,909,163
                                                                                                      -------------
                                                                                                         91,484,338

Conglomerates (5.3%)
-------------------------------------------------------------------------------------------------------------------
          1,311,100 General Electric Co.                                                                 64,981,394
            186,755 Honeywell International, Inc.                                                         9,104,306
            885,545 Tyco International, Ltd.                                                             46,712,499
                                                                                                      -------------
                                                                                                        120,798,199

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
            174,300 Kimberly-Clark Corp.                                                                 12,190,106

Electric Utilities (6.1%)
-------------------------------------------------------------------------------------------------------------------
            475,600 CiNergy Corp.                                                                        15,189,475
            765,700 CMS Energy Corp.                                                                     21,296,031
            372,200 CP&L, Inc.                                                                           16,074,388
            706,600 Entergy Corp.                                                                        29,058,925
            413,700 FirstEnergy Corp.                                                                    12,204,150
            485,800 NiSource, Inc.                                                                       12,478,988
            545,300 Reliant Energy, Inc.                                                                 21,403,025
            343,590 TXU Corp.                                                                            13,722,126
                                                                                                      -------------
                                                                                                        141,427,108

Electrical Equipment (1.5%)
-------------------------------------------------------------------------------------------------------------------
            349,560 Emerson Electric Co.                                                                 25,474,185
            232,090 Rockwell International Corp.                                                          9,341,623
                                                                                                      -------------
                                                                                                         34,815,808

Electronics (0.3%)
-------------------------------------------------------------------------------------------------------------------
            319,770 Motorola, Inc.                                                                        6,415,386

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
            148,900 Halliburton Co.                                                                       4,969,538
             77,845 Schlumberger, Ltd.                                                                    4,826,390
                                                                                                      -------------
                                                                                                          9,795,928

Financial (5.0%)
-------------------------------------------------------------------------------------------------------------------
            233,000 American Express Co.                                                                 12,800,438
            267,730 Associates Corp.                                                                      9,454,216
            731,501 Citigroup, Inc.                                                                      36,437,894
            716,900 Fannie Mae                                                                           56,635,100
                                                                                                      -------------
                                                                                                        115,327,648

Food (0.7%)
-------------------------------------------------------------------------------------------------------------------
            196,315 Quaker Oats Co. (The)                                                                17,067,135

Health Care Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
            124,500 Baxter International, Inc.                                                           10,777,031
            296,200 CIGNA Corp.                                                                          39,024,350
            172,500 McKesson HBOC, Inc.                                                                   5,670,938
                                                                                                      -------------
                                                                                                         55,472,319

Insurance (2.8%)
-------------------------------------------------------------------------------------------------------------------
            257,685 American General Corp.                                                               19,310,270
            369,600 American International Group, Inc.                                                   35,828,100
            139,700 Jefferson-Pilot Corp.                                                                 9,534,525
                                                                                                      -------------
                                                                                                         64,672,895

Investment Banking/Brokerage (1.2%)
-------------------------------------------------------------------------------------------------------------------
            113,800 Goldman Sachs Group, Inc. (The)                                                       9,345,825
            305,500 Merrill Lynch & Co., Inc.                                                            17,680,813
                                                                                                      -------------
                                                                                                         27,026,638

Machinery (0.3%)
-------------------------------------------------------------------------------------------------------------------
            146,400 Caterpillar, Inc.                                                                     5,755,350

Media (0.5%)
-------------------------------------------------------------------------------------------------------------------
            386,400 Disney (Walt) Productions, Inc.                                                      11,181,450

Medical Technology (1.0%)
-------------------------------------------------------------------------------------------------------------------
            387,600 St. Jude Medical, Inc. (NON)                                                         23,086,425

Metals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            172,320 Alcoa, Inc.                                                                           4,857,270

Natural Gas Utilities (1.2%)
-------------------------------------------------------------------------------------------------------------------
            294,300 El Paso Energy Corp.                                                                 17,676,394
            285,040 Williams Cos., Inc.                                                                  10,083,290
                                                                                                      -------------
                                                                                                         27,759,684

Oil & Gas (7.3%)
-------------------------------------------------------------------------------------------------------------------
            350,500 BP Amoco PLC ADR (United Kingdom)                                                    16,626,844
            542,795 Conoco, Inc. Class A                                                                 13,366,327
            692,800 Conoco, Inc. Class B                                                                 17,363,300
            809,826 ExxonMobil Corp.                                                                     71,264,688
            611,785 Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                      36,515,917
            471,890 Tosco Corp.                                                                          13,537,344
                                                                                                      -------------
                                                                                                        168,674,420

Paper & Forest Products (0.9%)
-------------------------------------------------------------------------------------------------------------------
            242,515 Boise Cascade Corp.                                                                   7,002,620
            364,245 Owens-Illinois, Inc. (NON)                                                            1,047,203
            338,740 Smurfit-Stone Container Corp. (NON)                                                   4,276,592
            198,520 Weyerhaeuser Co.                                                                      8,685,250
                                                                                                      -------------
                                                                                                         21,011,665

Pharmaceuticals (9.7%)
-------------------------------------------------------------------------------------------------------------------
            228,505 Abbott Laboratories                                                                  12,582,055
            571,424 American Home Products Corp.                                                         34,356,868
            805,850 Bristol-Myers Squibb Co.                                                             55,855,477
            531,900 Johnson & Johnson                                                                    53,190,000
            295,320 Merck & Co., Inc.                                                                    27,372,472
            670,300 Pharmacia Corp.                                                                      40,888,300
                                                                                                      -------------
                                                                                                        224,245,172

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
            617,500 Tribune Co.                                                                          22,847,500

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
            486,897 Burlington Northern Santa Fe Corp.                                                   12,324,580

Real Estate (0.5%)
-------------------------------------------------------------------------------------------------------------------
            290,800 Boston Properties, Inc. (R)                                                          12,340,824

Regional Bells (5.7%)
-------------------------------------------------------------------------------------------------------------------
          1,699,500 SBC Communications, Inc. (SEG)                                                       93,366,281
            669,800 Verizon Communications (SEG)                                                         37,634,388
                                                                                                      -------------
                                                                                                        131,000,669

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
            543,300 McDonald's Corp.                                                                     17,317,688

Retail (2.9%)
-------------------------------------------------------------------------------------------------------------------
            304,600 CVS Corp.                                                                            17,324,125
            386,300 Federated Department Stores, Inc. (NON)                                              11,782,150
            386,800 Lowe's Cos., Inc.                                                                    15,496,175
            359,500 Sears, Roebuck & Co.                                                                 11,662,180
            887,200 Staples, Inc. (NON)                                                                  10,646,400
                                                                                                      -------------
                                                                                                         66,911,030

Software (4.6%)
-------------------------------------------------------------------------------------------------------------------
            979,600 BMC Software, Inc. (NON)                                                             16,959,325
            793,400 Computer Associates International, Inc.                                              20,727,575
          1,083,530 Microsoft Corp. (NON)                                                                62,167,534
             54,430 VERITAS Software Corp. (NON)                                                          5,310,327
                                                                                                      -------------
                                                                                                        105,164,761

Technology Services (1.7%)
-------------------------------------------------------------------------------------------------------------------
            221,700 Automatic Data Processing, Inc.                                                      14,632,200
            142,800 Convergys Corp. (NON)                                                                 6,006,525
            366,000 Electronic Data Systems Corp.                                                        19,375,124
                                                                                                     --------------
                                                                                                         40,013,849

Telecommunications (2.1%)
-------------------------------------------------------------------------------------------------------------------
            387,745 ALLTEL Corp.                                                                         23,749,380
            555,500 AT&T Wireless Group (NON)                                                             9,999,000
            635,155 Sprint Corp.                                                                         14,608,563
                                                                                                     --------------
                                                                                                         48,356,943

Tobacco (1.6%)
-------------------------------------------------------------------------------------------------------------------
            960,100 Philip Morris Cos., Inc.                                                             36,663,819

Waste Management (0.6%)
-------------------------------------------------------------------------------------------------------------------
            581,200 Waste Management, Inc.                                                               13,912,475
                                                                                                     --------------
                    Total Common Stocks (cost $1,976,109,199)                                        $2,216,831,868

SHORT-TERM INVESTMENTS (4.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   25,000,000 Asset Securitization Coop for an effective yield of
                    6.52%, December 14, 2000                                                         $   24,941,139
         74,353,000 Interest in $918,736,000 joint repurchase agreement dated November 30, 2000 with Morgan (J.P.) &
                    Co. Inc. due December 1, 2000 with respect to
                    various U.S. Government obligations -- maturity
                    value of $74,366,487 for an effective yield of 6.53%                                 74,353,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $99,294,139)                                  $   99,294,139
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,075,403,338) (b)                                      $2,316,126,007
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,301,955,596.

  (b) The aggregate identified cost on a tax basis is $2,084,048,481 resulting in gross unrealized appreciation and, depreciation of $418,894,562 and $186,817,036, respectively, or net unrealized appreciation of $232,077,526.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at November
      30, 2000.

  (R) Real Estate Investment Trust.

------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 2000
                                     Aggregate Face   Expiration  Unrealized
                       Total Value        Value          Date    Depreciation
------------------------------------------------------------------------------
S&P 500 Index (Long)   $53,851,125     $55,480,304     Dec- 00   $(1,629,179)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,075,403,338) (Note 1)                                    $2,316,126,007
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   3,890,550
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,853,736
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   25,420,966
-------------------------------------------------------------------------------------------
Total assets                                                                  2,348,291,259

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                    931,380
-------------------------------------------------------------------------------------------
Payable for variation margin                                                        422,570
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               626,389
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 34,966,651
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        3,900,279
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,049,137
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          765,337
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        90,906
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,512
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,434,328
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              141,174
-------------------------------------------------------------------------------------------
Total liabilities                                                                46,335,663
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,301,955,596

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,246,150,469
-------------------------------------------------------------------------------------------
Distribution in excess of net investment income                                    (626,381)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (182,661,982)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      239,093,490
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,301,955,596

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,099,712,720 divided by 87,860,252 shares)                                        $12.52
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.52)*                              $13.28
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,032,497,037 divided by 83,288,049 shares)**                                      $12.40
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($37,785,874 divided by 3,028,009 shares)**                                          $12.48
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($120,612,869 divided by 9,689,663 shares)                                           $12.45
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.45)*                              $12.90
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($11,347,096 divided by 905,919 shares)                                              $12.53
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended November 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $151,579)                                    $  43,426,405
-------------------------------------------------------------------------------------------
Interest                                                                          2,090,962
-------------------------------------------------------------------------------------------
Total investment income                                                          45,517,367

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 12,555,403
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,063,894
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    43,520
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     18,598
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,750,246
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            11,231,580
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               353,258
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               978,986
-------------------------------------------------------------------------------------------
Other                                                                               976,585
-------------------------------------------------------------------------------------------
Total expenses                                                                   31,972,070
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (397,375)
-------------------------------------------------------------------------------------------
Net expenses                                                                     31,574,695
-------------------------------------------------------------------------------------------
Net investment income                                                            13,942,672
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (171,914,299)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (4,172,581)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (1,800,076)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the year          127,727,624
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (50,159,332)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $ (36,216,660)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended November 30
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   13,942,672   $   23,974,161
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (177,886,956)     275,524,331
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             127,727,624     (212,547,158)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       (36,216,660)      86,951,334
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (10,562,850)     (15,867,236)
--------------------------------------------------------------------------------------------------
   Class B                                                             (2,590,298)      (7,235,528)
--------------------------------------------------------------------------------------------------
   Class C                                                                (56,518)        (123,755)
--------------------------------------------------------------------------------------------------
   Class M                                                               (630,227)      (1,249,709)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (123,952)        (140,745)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (117,706,648)     (97,967,221)
--------------------------------------------------------------------------------------------------
   Class B                                                           (134,317,184)    (117,899,429)
--------------------------------------------------------------------------------------------------
   Class C                                                             (3,141,936)              --
--------------------------------------------------------------------------------------------------
   Class M                                                            (15,608,367)     (13,402,187)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (970,388)        (455,724)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)         (276,418,050)     170,041,224
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (598,343,078)       2,651,024

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   2,900,298,674    2,897,647,650
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $626,381 and
$604,811, respectively)                                            $2,301,955,596   $2,900,298,674
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.95       $14.82       $14.87       $13.11       $11.01
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .12 (c)      .17 (c)      .15 (c)      .19 (c)      .23
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)         .30         1.32         2.52         2.41
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .01          .47         1.47         2.71         2.64
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.12)        (.17)        (.14)        (.20)        (.21)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.32)       (1.17)       (1.38)        (.75)        (.33)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.44)       (1.34)       (1.52)        (.95)        (.54)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.52       $13.95       $14.82       $14.87       $13.11
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.12         3.55        10.97        22.29        24.95
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,099,713   $1,285,330   $1,241,384   $1,051,276     $637,204
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .94          .90          .96         1.00         1.09
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .97         1.19         1.04         1.40         1.92
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 80.05        80.27        81.62        74.51        83.97
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.82       $14.70       $14.77       $13.03       $10.96
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .03 (c)      .06 (c)      .04 (c)      .09 (c)      .15
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)         .29         1.30         2.51         2.39
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.08)         .35         1.34         2.60         2.54
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.02)        (.06)        (.03)        (.11)        (.14)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.32)       (1.17)       (1.38)        (.75)        (.33)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.34)       (1.23)       (1.41)        (.86)        (.47)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.40       $13.82       $14.70       $14.77       $13.03
-----------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                (0.59)        2.72        10.07        21.42        23.98
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,032,497   $1,406,793   $1,480,683   $1,242,817     $763,438
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.69         1.65         1.71         1.75         1.84
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .22          .44          .29          .65         1.17
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 80.05        80.27        81.62        74.51        83.97
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                                For the period
Per-share                            Year ended  Feb. 1, 1999+
operating performance                  Nov. 30    to Nov. 30
--------------------------------------------------------------
                                        2000         1999
--------------------------------------------------------------
Net asset value,
beginning of period                   $13.91       $14.21
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (c)                .03          .06
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)        (.25)
--------------------------------------------------------------
Total from
investment operations                   (.08)        (.19)
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                       (.03)        (.11)
--------------------------------------------------------------
From net realized gain
on investments                         (1.32)          --
--------------------------------------------------------------
Total distributions                    (1.35)        (.11)
--------------------------------------------------------------
Net asset value,
end of period                         $12.48       $13.91
--------------------------------------------------------------
Total return at
net asset value (%)(a)                 (0.63)       (1.36)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $37,786      $33,369
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.69         1.37*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .22          .42*
--------------------------------------------------------------
Portfolio turnover (%)                 80.05        80.27
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.87       $14.75       $14.81       $13.06       $10.98
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .06 (c)      .10 (c)      .08 (c)      .13 (c)      .18
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)         .29         1.31         2.51         2.39
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.05)         .39         1.39         2.64         2.57
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.10)        (.07)        (.14)        (.16)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.32)       (1.17)       (1.38)        (.75)        (.33)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.37)       (1.27)       (1.45)        (.89)        (.49)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.45       $13.87       $14.75       $14.81       $13.06
-----------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                (0.35)        2.97        10.37        21.73        24.28
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $120,613     $164,524     $169,631     $151,359      $95,576
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.44         1.40         1.46         1.50         1.59
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .47          .69          .54          .90         1.42
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 80.05        80.27        81.62        74.51        83.97
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                      Oct 1, 1998+
operating performance                Year ended November 30    to Nov. 30
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.96       $14.83       $12.69
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .15          .21          .03
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.11)         .30         2.11
---------------------------------------------------------------------------
Total from
investment operations                    .04          .51         2.14
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.15)        (.21)          --
---------------------------------------------------------------------------
From net realized gain
on investments                         (1.32)       (1.17)          --
---------------------------------------------------------------------------
Total distributions                    (1.47)       (1.38)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.53       $13.96       $14.83
---------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                 0.38         3.80        16.86*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $11,347      $10,282       $5,949
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .69          .65          .12*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.21         1.45         1.82*
---------------------------------------------------------------------------
Portfolio turnover (%)                 80.05        80.27        81.62
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
November 30, 2000

Note 1
Significant accounting policies

Putnam Classic Equity Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management") the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2000, the fund had a capital loss carryover of approximately $165,574,797 available to offset future net capital gain, if any, which will expire on November 30, 2008.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, organization costs, dividends payable and unrealized gains and losses on certain futures contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 2000, the fund reclassified $397 to increase distributions in excess of net investment income and $2,847,700 to increase paid-in-capital, with an increase to accumulated net realized losses of $2,847,303. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At November 30, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended November 30, 2000, the fund's expenses were reduced by $397,375 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,822 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended November 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $792,954 and $17,215 from the sale of class A and class M shares, respectively, and received $2,936,060 and $16,001 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $32,698 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,905,222,090 and $2,546,339,571, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,595,576       $ 283,934,856
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,739,687         122,544,487
---------------------------------------------------------------------------
                                            33,335,263         406,479,343

Shares
repurchased                                (37,640,532)       (457,046,157)
---------------------------------------------------------------------------
Net decrease                                (4,305,269)      $ (50,566,814)
---------------------------------------------------------------------------

                                               Year ended November 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,669,104       $ 272,494,542
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,053,815         109,354,708
---------------------------------------------------------------------------
                                            26,722,919         381,849,250

Shares
repurchased                                (18,299,678)       (264,906,773)
---------------------------------------------------------------------------
Net increase                                 8,423,241       $ 116,942,477
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,631,662       $ 139,975,187
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,234,931         128,162,177
---------------------------------------------------------------------------
                                            21,866,593         268,137,364

Shares
repurchased                                (40,366,320)       (478,637,569)
---------------------------------------------------------------------------
Net decrease                               (18,499,727)      $(210,500,205)
---------------------------------------------------------------------------

                                               Year ended November 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,688,548       $ 226,670,283
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,757,178         117,408,543
---------------------------------------------------------------------------
                                            24,445,726         344,078,826

Shares
repurchased                                (23,367,215)       (335,758,781)
---------------------------------------------------------------------------
Net increase                                 1,078,511       $   8,320,045
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,568,667        $ 17,889,057
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                               225,650           3,749,971
---------------------------------------------------------------------------
                                             1,794,317          21,639,028

Shares
repurchased                                 (1,165,734)        (14,071,444)
---------------------------------------------------------------------------
Net increase                                   628,583        $  7,567,584
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                           (commencement of operations) to
                                                         November 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,608,982         $38,655,593
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                 7,297             108,005
---------------------------------------------------------------------------
                                             2,616,279          38,763,598

Shares
repurchased                                   (216,853)         (3,121,646)
---------------------------------------------------------------------------
Net increase                                 2,399,426         $35,641,952
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,657,506        $ 19,864,484
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                1,241,858          15,587,597
---------------------------------------------------------------------------
                                             2,899,364          35,452,081

Shares
repurchased                                 (5,069,564)        (60,165,481)
---------------------------------------------------------------------------
Net decrease                                (2,170,200)       $(24,713,400)
---------------------------------------------------------------------------

                                               Year ended November 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,995,704        $ 28,793,256
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                1,035,562          13,950,645
---------------------------------------------------------------------------
                                             3,031,266          42,743,901

Shares
repurchased                                 (2,670,368)        (38,457,556)
---------------------------------------------------------------------------
Net increase                                   360,898        $  4,286,345
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    652,885         $ 7,560,365
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                   87,092           1,094,551
---------------------------------------------------------------------------
                                               739,977           8,654,916

Shares
repurchased                                   (570,569)         (6,860,131)
---------------------------------------------------------------------------
Net increase                                   169,408         $ 1,794,785
---------------------------------------------------------------------------

                                               Year ended November 30, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    490,789         $ 7,118,518
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                   43,598             596,469
---------------------------------------------------------------------------
                                               534,387           7,714,987

Shares
repurchased                                   (198,923)         (2,864,582)
---------------------------------------------------------------------------
Net increase                                   335,464         $ 4,850,405
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issue a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Debroah F. Kuenstner
Vice President and Fund Manager

Coleman N. Lannum
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Classic Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN0023-67688  949/990/096  1/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Classic Equity Fund
Supplement to Annual Report dated 11/30/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 11/30/00

                                                        NAV
1 year                                                  0.38%
5 years                                                78.12
Annual average                                         12.23
Life of fund (since class A inception, 1/5/95)        132.56
Annual average                                         15.37

Share value:                                            NAV
11/30/99                                              $13.96
11/30/00                                              $12.53
----------------------------------------------------------------------------
Distributions:      No.      Income        Capital gains      Total
                     4      $0.1492           $1.3248        $1.4740
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.